Accrued liabilities and provisions (Tables)	9 Months Ended
Sep. 30, 2022
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Abandonment		Environmental
	and dismantling		contingencies
	costs	Litigations	and others	Total
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Abandonment cost update	(188,752)	—	—	(188,752)
Additions	842	55,573	290,573	346,988
Uses	(433,543)	(24,409)	(203,844)	(661,796)
Financial cost	250,943	8,132	9,700	268,775
Foreign currency translation	142,899	53,342	70,517	266,758
Reversal of provision for sale of assets (1)	(188,540)	—	—	(188,540)
Transfers	2,492	(8,762)	(22,056)	(28,326)
Balance as of September 30, 2022 (Unaudited)	11,476,660	787,842	1,782,812	14,047,314
Current	538,453	65,059	514,798	1,118,310
Non-current	10,938,207	722,783	1,268,014	12,929,004
	11,476,660	787,842	1,782,812	14,047,314
(1)

Corresponding to the provision for abandonment associated with the assets related to the participation of Ecopetrol S.A. in Casanare, Estero, Garcero, Orocué and Corocora Join Venture (CEGOC), which were sold to Perenco Oil and Gas Colombia. This transaction closed on August 26, 2022.